SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans
2022

Share options exercised and outstanding	27,904,469
RSUs vested and outstanding	5,942,212
Ordinary shares available for issuance under the Equity Incentive Plans	566,286

Total reserved and authorized shares as of December 31, 2022	34,412,967

Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	2,150,312	$24.17	3.39	$37,566
Granted	250,284	25.55
Exercised	(155,406)	17.61
Expired	(26,775)	21.32
Forfeited	(260,386)	23.40

Outstanding at December 31, 2022	1,958,029	$25.01	3.15	$-

Exercisable at December 31, 2022	1,032,328	$24.29	2.41	$-

Vested and expected to vest at December 31, 2022	1,908,623	$24.98	3.15	$-

Schedule of Stock Options Outstanding by Exercise Price Range
December 31, 2022
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$20.26-24.89	1,381,402	3.13	$23.22	767,214	$23.18
$25.25-29.10	370,385	2.73	$27.10	225,114	$26.59
$32.71-35.43	206,242	4.11	$33.20	40,000	$32.71

	1,958,029			1,032,328

Schedule of RSU Activity
Year ended December 31,
2022

Outstanding at January 1, 2022	2,220,311
Granted	1,947,499
Vested	(549,447)
Forfeited	(507,157)

Outstanding as of December 31, 2022	3,111,206

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$399	$236	$188
Research and development, net	7,215	5,412	4,409
Sales and marketing	11,196	8,811	8,315
General and administrative	7,286	3,115	3,633

Total expenses	$26,096	$17,574	$16,545

Skyhawk (CNP) Security Ltd. Share Option Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	-	$-	-	-
Granted	20,467,841	0.33
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(125,848)	0.48	-	-

Outstanding at December 31, 2022	20,341,993	$0.33	6.43	-

Exercisable at December 31, 2022	-	$-	-	-

Vested and expected to vest at December 31, 2022	20,341,993	$0.33	6.43	-

Schedule of Stock-Based Compensation Expense
Year ended December 31, 2022

Cost of revenues	$-
Research and development, net	77
Sales and marketing	45
General and administrative	1,135

Total expenses	$1,257